FAIR VALUE OF ASSETS AND LIABILITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 8,184	$ 4,174
Financial liabilities:
Mortgagor's escrow accounts	1,034	730
Level 1
Financial assets:
Cash and cash equivalents	6,789	19,083
FHLB stock	2,861	3,111
Loans held for sale	2,642	780
Accrued interest receivable	617	627
Financial liabilities:
Securities sold under agreements to repurchase		573
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	60	79
Level 2
Financial assets:
Securities available for sale	8,184	4,174
Securities held to maturity	1,731	2,506
Capitalized mortgage servicing rights	1,099	493
Financial liabilities:
Deposits	154,860	151,277
Long-term FHLB advances	24,100	25,660
Level 3
Financial assets:
Loans, net	193,764	165,806
Total
Financial assets:
Cash and cash equivalents	6,789	19,083
Securities available for sale	8,184	4,174
Securities held to maturity	1,731	2,506
FHLB stock	2,861	3,111
Loans held for sale	2,642	780
Loans, net	193,764	165,806
Accrued interest receivable	617	627
Capitalized mortgage servicing rights	1,099	493
Financial liabilities:
Deposits	154,860	151,277
Securities sold under agreements to repurchase		573
Long-term FHLB advances	24,100	25,660
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	60	79
Carrying Amount
Financial assets:
Cash and cash equivalents	6,789	19,083
Securities available for sale	8,184	4,174
Securities held to maturity	1,594	2,322
FHLB stock	2,861	3,111
Loans held for sale	2,606	769
Loans, net	180,599	161,120
Accrued interest receivable	617	627
Capitalized mortgage servicing rights	890	458
Financial liabilities:
Deposits	154,439	151,085
Securities sold under agreements to repurchase		573
Long-term FHLB advances	23,600	25,121
Mortgagor's escrow accounts	1,034	730
Accrued interest payable	$ 60	$ 79